Investments Accounted for Using the Equity Method and Put Right Liabilities - Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments Accounted For Using The Equity Method And Put Right Liabilities [Abstract]
Expected terms (Year)	2 years 8 months 12 days	3 years 8 months 12 days
Estimated volatility	34.50%	55.90%
Spot price	$ 171,134	$ 143,804
Probability of triggering event for redemption option	70.00%	65.00%